Income tax (Details Narrative)	9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Effective income tax rate	(5.00%)	0.00%
Canadian [Member]
Statement [Line Items]
Effective income tax rate reconciliation at federal statutory income tax rate	26.50%	26.50%